Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
Subsequent Events

15. Subsequent events

The Company has completed an evaluation of all subsequent events through August 14, 2024, the date on which the financial statements were issued, to ensure that these financial statements include appropriate disclosure of events both recognized in these financial statements as of June 30, 2024, and events which occurred subsequently but were not recognized in these financial statements.